PIMCO StocksPLUS® Global Portfolio
Summary Prospectus
April 30, 2026
Share Class:	Administrative Class
Before you invest, you may want to review the Portfolio’s prospectus, which, as supplemented, contains more information about the Portfolio and its risks. You can find the Portfolio’s prospectus, reports to shareholders and other information about the Portfolio online at http://www.pimco.com/pvit. You can also get this information at no cost by calling 1.800.927.4648 or by sending an email request to piprocess@sscinc.com. The Portfolio’s prospectus and Statement of Additional Information, both dated April 30, 2026, as supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective
The Portfolio seeks total return which exceeds that of a blend of the 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index, consistent with prudent investment management.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold and sell Administrative Class shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect variable contract fees and expenses.
Shareholder Fees (fees paid directly from your investment):	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Administrative Class
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses(1)	0.12%
Total Annual Portfolio Operating Expenses	0.88%
Fee Waiver and/or Expense Reimbursement(2)	(0.05%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.83%
1
“Other Expenses” include interest expense of 0.07%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.76% for Administrative Class shares.
2
PIMCO has contractually agreed, through May 1, 2027, to waive a portion of the Portfolio’s supervisory and administrative fees, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of average daily net assets attributable to each class). This Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to PIMCO Equity Series VIT at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: 1) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.
Example. The Example is intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, and then hold or redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did.
	1 Year	3 Years	5 Years	10 Years
Administrative Class	$85	$276	$483	$1,080
Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Example table, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 225% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio seeks to exceed the total return of the 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index (the “Specified Index”) by gaining equity exposure to S&P 500 Index stocks and MSCI Europe Australasia Far East (“EAFE”) Net Total Return USD Index stocks together with a portfolio of Fixed Income Instruments and related derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.
The Portfolio expects to use equity and other derivatives in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the Specified Index. The Portfolio may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. The Portfolio’s equity exposure will not be hedged into U.S. dollars. The Portfolio typically will seek to gain notional long exposure to its Specified Index in an amount, under normal circumstances, approximately equal to the Portfolio’s net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. Derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.

PIMCO Equity Series VIT | Summary Prospectus

PIMCO StocksPLUS® Global Portfolio

Remaining Portfolio assets will consist primarily of Fixed Income Instruments and related derivatives. PIMCO actively manages the Fixed Income Instruments and related derivatives held by the Portfolio with a view toward enhancing the Portfolio’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The Specified Index is a blended index. The MSCI EAFE Net Total Return USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on an unhedged basis. The S&P 500 Index is a group of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Portfolio seeks to remain invested in equity derivatives, stocks and/or equity-related underlying funds even when the Specified Index is declining. The Portfolio may invest in equities or equity derivatives that do not comprise the Specified Index. The Portfolio is not based on and does not use any products or services from S&P Dow Jones Indices LLC (“SPDJI”), and is not affiliated or associated with, or sponsored, promoted or endorsed by, SPDJI, Standard & Poor’s Financial Services LLC, S&P Global or any of their parent, subsidiary, or affiliated companies. The Portfolio is not based on and does not use any products or services from MSCI, and is not affiliated or associated with, or sponsored, promoted or endorsed by, MSCI or any of its parent, subsidiary, or affiliated companies.
The Portfolio may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Portfolio’s prospectus or Statement of Additional Information. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. Assets not invested in equity securities (including any equity-related underlying funds) or equity derivatives will be primarily invested in Fixed Income Instruments and related derivatives. The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Portfolio may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. With respect to the Portfolio’s fixed income investments, the Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. With respect to the Portfolio’s fixed income investments, the Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means that with respect to fixed income instruments, the Portfolio may invest, together with any other investments denominated in non-U.S. currencies, up to 30% of its total assets in such instruments). With respect to the Portfolio’s fixed income investments, the Portfolio will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may also invest up to 10% of its total assets in preferred securities.
Principal Risks
It is possible to experience losses on an investment in the Portfolio. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below:
Equity Risk: the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio's guidelines), which generally carry higher levels of the foregoing risks
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion

2  Summary Prospectus | PIMCO Equity Series VIT

Summary Prospectus

Market Risk: the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors
Issuer Risk: the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services
Interest Rate Risk: the risk that fixed income securities and dividend-paying equity securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract or a repurchase agreement, a borrower of portfolio securities or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity
Currency Risk: the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings
Leveraging Risk: the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved
Collateralized Loan Obligations Risk:  the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO's manager may perform poorly
Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally cleared OTC derivatives or other similar investments. The

April 30, 2026 | SUMMARY PROSPECTUS  3

PIMCO StocksPLUS® Global Portfolio

primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio's clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance
Futures Contract Risk: the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, futures contracts may expose the Portfolio to leverage risk, liquidity risk, market volatility, and margin requirements
Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio
Exchange-Traded Fund Risk: the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions, including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Portfolio invested in the exchange-traded fund
Acquired Fund Risk: the risk that the Portfolio's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Portfolio to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their respective investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread costs as well as the risks of the underlying securities they hold. In addition, the Portfolio's performance will be reduced by the Portfolio's proportionate amount of the expenses of any Acquired Funds in which it invests
Turnover Risk: the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance
Please see “Description of Principal Risks” in the Portfolio's prospectus for a more detailed description of the risks of investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of certain indexes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance shown does not reflect any charges or expenses imposed by an insurance company, and, if it did, performance shown would be lower. The bar chart and the table show performance of the Portfolio’s Institutional Class shares. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
In addition to the Portfolio’s performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. It is not possible to invest directly in an unmanaged index. The Portfolio’s regulatory index is the MSCI World Index. The Portfolio’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across all 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country. The supplemental index shown is the 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index. The 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index is a blended index. The MSCI EAFE Net Total Return USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. dollars on an unhedged basis. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market.
Performance for the Portfolio is updated daily and monthly and may be obtained as follows: daily updates on the net asset value may be obtained by calling 1-888-87-PIMCO and monthly performance may be obtained at www.pimco.com/pvit.

4  Summary Prospectus | PIMCO Equity Series VIT

Summary Prospectus

 Calendar Year Total Returns — Institutional Class (1)

Best Quarter	June 30, 2020	20.30%
Worst Quarter	March 31, 2020	-22.86%
Average Annual Total Returns (for periods ended 12/31/25)
	1 Year	5 Years	10 Years
Institutional Class Return(1)	24.66%	11.14%	11.36%
MSCI World Index (reflects no deductions for fees, expenses or taxes)	21.09%	12.15%	12.17%
50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index (reflects no deductions for fees, expenses or taxes)	24.55%	11.76%	11.55%
1
Since the Portfolio’s Administrative Class has not commenced operations as of the date of this prospectus, the bar chart and the table show performance of the Portfolio’s Institutional Class shares, which are offered in a separate prospectus. Although the Institutional Class and Administrative Class would have substantially similar annual returns (because they represent interests in the same portfolio of securities), Institutional Class and Administrative Class performance would differ to the extent that the Institutional Class has lower expenses.
Investment Adviser/Portfolio Managers

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Marc Seidner, Jerome Schneider, Bryan Tsu and Jing Yang. Mr. Seidner is CIO Non-traditional Strategies and Managing Director of PIMCO. Messrs. Schneider and Tsu and Ms. Yang are Managing Directors of PIMCO. Ms. Yang and Mr. Tsu have managed the Portfolio since July 2018, and Mr. Seidner has managed the Portfolio since February 2021. Mr. Schneider has managed the Portfolio since August 2025.
Purchase and Sale of Portfolio Shares
Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”) and other funds that serve as underlying investment options for Variable Contracts (i.e., variable insurance funds). Investors do not deal directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the Separate Account.
Tax Information
The shareholders of the Portfolio are the insurance companies offering the variable products or other variable insurance funds. Please refer to the prospectus for the Separate Account and the Variable Contract for information regarding the federal income tax treatment of distributions to the Separate Account.
Payments to Insurance Companies and Other Financial Intermediaries
The Portfolio and/or its related companies (including PIMCO) may pay the insurance company and other intermediaries for the sale of the Portfolio and/or other services. These payments may create a conflict of interest by influencing the insurance company or intermediary and your salesperson to recommend a Variable Contract and the Portfolio over another investment. Ask your insurance company or salesperson or visit your financial intermediary’s website for more information.

PSVT1968S_043026

PIMCO StocksPLUS® Global Portfolio
Summary Prospectus
April 30, 2026
Share Class:	Advisor Class
Before you invest, you may want to review the Portfolio’s prospectus, which, as supplemented, contains more information about the Portfolio and its risks. You can find the Portfolio’s prospectus, reports to shareholders and other information about the Portfolio online at http://www.pimco.com/pvit. You can also get this information at no cost by calling 1.800.927.4648 or by sending an email request to piprocess@sscinc.com. The Portfolio’s prospectus and Statement of Additional Information, both dated April 30, 2026, as supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective
The Portfolio seeks total return which exceeds that of a blend of the 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index, consistent with prudent investment management.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold and sell Advisor Class shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect variable contract fees and expenses.
Shareholder Fees (fees paid directly from your investment):	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Advisor Class
Management Fees	0.61%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(1)	0.12%
Total Annual Portfolio Operating Expenses	0.98%
Fee Waiver and/or Expense Reimbursement(2)	(0.05%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.93%
1
“Other Expenses” include interest expense of 0.07%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.86% for Advisor Class shares.
2
PIMCO has contractually agreed, through May 1, 2027, to waive a portion of the Portfolio’s supervisory and administrative fees, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of average daily net assets attributable to each class). This Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to PIMCO Equity Series VIT at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: 1) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.
Example. The Example is intended to help you compare the cost of investing in Advisor Class shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, and then hold or redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did.
	1 Year	3 Years	5 Years	10 Years
Advisor Class	$95	$307	$537	$1,197
Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Example table, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 225% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio seeks to exceed the total return of the 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index (the “Specified Index”) by gaining equity exposure to S&P 500 Index stocks and MSCI Europe Australasia Far East (“EAFE”) Net Total Return USD Index stocks together with a portfolio of Fixed Income Instruments and related derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.
The Portfolio expects to use equity and other derivatives in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the Specified Index. The Portfolio may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. The Portfolio’s equity exposure will not be hedged into U.S. dollars. The Portfolio typically will seek to gain notional long exposure to its Specified Index in an amount, under normal circumstances, approximately equal to the Portfolio’s net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. Derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.

PIMCO Equity Series VIT | Summary Prospectus

PIMCO StocksPLUS® Global Portfolio

Remaining Portfolio assets will consist primarily of Fixed Income Instruments and related derivatives. PIMCO actively manages the Fixed Income Instruments and related derivatives held by the Portfolio with a view toward enhancing the Portfolio’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The Specified Index is a blended index. The MSCI EAFE Net Total Return USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on an unhedged basis. The S&P 500 Index is a group of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Portfolio seeks to remain invested in equity derivatives, stocks and/or equity-related underlying funds even when the Specified Index is declining. The Portfolio may invest in equities or equity derivatives that do not comprise the Specified Index. The Portfolio is not based on and does not use any products or services from S&P Dow Jones Indices LLC (“SPDJI”), and is not affiliated or associated with, or sponsored, promoted or endorsed by, SPDJI, Standard & Poor’s Financial Services LLC, S&P Global or any of their parent, subsidiary, or affiliated companies. The Portfolio is not based on and does not use any products or services from MSCI, and is not affiliated or associated with, or sponsored, promoted or endorsed by, MSCI or any of its parent, subsidiary, or affiliated companies.
The Portfolio may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Portfolio’s prospectus or Statement of Additional Information. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. Assets not invested in equity securities (including any equity-related underlying funds) or equity derivatives will be primarily invested in Fixed Income Instruments and related derivatives. The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Portfolio may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. With respect to the Portfolio’s fixed income investments, the Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. With respect to the Portfolio’s fixed income investments, the Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means that with respect to fixed income instruments, the Portfolio may invest, together with any other investments denominated in non-U.S. currencies, up to 30% of its total assets in such instruments). With respect to the Portfolio’s fixed income investments, the Portfolio will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may also invest up to 10% of its total assets in preferred securities.
Principal Risks
It is possible to experience losses on an investment in the Portfolio. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below:
Equity Risk: the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio's guidelines), which generally carry higher levels of the foregoing risks
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion

2  Summary Prospectus | PIMCO Equity Series VIT

Summary Prospectus

Market Risk: the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors
Issuer Risk: the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services
Interest Rate Risk: the risk that fixed income securities and dividend-paying equity securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract or a repurchase agreement, a borrower of portfolio securities or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity
Currency Risk: the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings
Leveraging Risk: the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved
Collateralized Loan Obligations Risk:  the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO's manager may perform poorly
Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally cleared OTC derivatives or other similar investments. The

April 30, 2026 | SUMMARY PROSPECTUS  3

PIMCO StocksPLUS® Global Portfolio

primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio's clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance
Futures Contract Risk: the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, futures contracts may expose the Portfolio to leverage risk, liquidity risk, market volatility, and margin requirements
Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio
Exchange-Traded Fund Risk: the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions, including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Portfolio invested in the exchange-traded fund
Acquired Fund Risk: the risk that the Portfolio's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Portfolio to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their respective investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread costs as well as the risks of the underlying securities they hold. In addition, the Portfolio's performance will be reduced by the Portfolio's proportionate amount of the expenses of any Acquired Funds in which it invests
Turnover Risk: the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance
Please see “Description of Principal Risks” in the Portfolio's prospectus for a more detailed description of the risks of investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of certain indexes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance shown does not reflect any charges or expenses imposed by an insurance company, and, if it did, performance shown would be lower. The bar chart and the table show performance of the Portfolio’s Advisor Class shares. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
In addition to the Portfolio’s performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. It is not possible to invest directly in an unmanaged index. The Portfolio’s regulatory index is the MSCI World Index. The Portfolio’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across all 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country. The supplemental index shown is the 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index. The 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index is a blended index. The MSCI EAFE Net Total Return USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. dollars on an unhedged basis. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market.
Performance for the Portfolio is updated daily and monthly and may be obtained as follows: daily updates on the net asset value may be obtained by calling 1-888-87-PIMCO and monthly performance may be obtained at www.pimco.com/pvit.

4  Summary Prospectus | PIMCO Equity Series VIT

Summary Prospectus

 Calendar Year Total Returns — Advisor Class

Best Quarter	June 30, 2020	20.42%
Worst Quarter	March 31, 2020	-23.02%
Average Annual Total Returns (for periods ended 12/31/25)
	1 Year	5 Years	10 Years
Advisor Class Return	24.25%	10.89%	11.07%
MSCI World Index (reflects no deductions for fees, expenses or taxes)	21.09%	12.15%	12.17%
50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index (reflects no deductions for fees, expenses or taxes)	24.55%	11.76%	11.55%
Investment Adviser/Portfolio Managers

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Marc Seidner, Jerome Schneider, Bryan Tsu and Jing Yang. Mr. Seidner is CIO Non-traditional Strategies and Managing Director of PIMCO. Messrs. Schneider and Tsu and Ms. Yang are Managing Directors of PIMCO. Ms. Yang and Mr. Tsu have managed the Portfolio since July 2018, and Mr. Seidner has managed the Portfolio since February 2021. Mr. Schneider has managed the Portfolio since August 2025.
Purchase and Sale of Portfolio Shares
Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”) and other funds that serve as underlying investment options for Variable Contracts (i.e., variable insurance funds). Investors do not deal directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the Separate Account.
Tax Information
The shareholders of the Portfolio are the insurance companies offering the variable products or other variable insurance funds. Please refer to the prospectus for the Separate Account and the Variable Contract for information regarding the federal income tax treatment of distributions to the Separate Account.
Payments to Insurance Companies and Other Financial Intermediaries
The Portfolio and/or its related companies (including PIMCO) may pay the insurance company and other intermediaries for the sale of the Portfolio and/or other services. These payments may create a conflict of interest by influencing the insurance company or intermediary and your salesperson to recommend a Variable Contract and the Portfolio over another investment. Ask your insurance company or salesperson or visit your financial intermediary’s website for more information.

PSVT1969S_043026

PIMCO StocksPLUS® Global Portfolio
Summary Prospectus
April 30, 2026
Share Class:	Institutional Class
Before you invest, you may want to review the Portfolio’s prospectus, which, as supplemented, contains more information about the Portfolio and its risks. You can find the Portfolio’s prospectus, reports to shareholders and other information about the Portfolio online at http://www.pimco.com/pvit. You can also get this information at no cost by calling 1.800.927.4648 or by sending an email request to piprocess@sscinc.com. The Portfolio’s prospectus and Statement of Additional Information, both dated April 30, 2026, as supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective
The Portfolio seeks total return which exceeds that of a blend of the 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index, consistent with prudent investment management.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold and sell Institutional Class shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect variable contract fees and expenses.
Shareholder Fees (fees paid directly from your investment):	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Institutional Class
Management Fees	0.61%
Other Expenses(1)	0.12%
Total Annual Portfolio Operating Expenses	0.73%
Fee Waiver and/or Expense Reimbursement(2)	(0.05%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.68%
1
“Other Expenses” include interest expense of 0.07%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.61% for Institutional Class shares.
2
PIMCO has contractually agreed, through May 1, 2027, to waive a portion of the Portfolio’s supervisory and administrative fees, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of average daily net assets attributable to each class). This Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to PIMCO Equity Series VIT at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: 1) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.
Example. The Example is intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, and then hold or redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did.
	1 Year	3 Years	5 Years	10 Years
Institutional Class	$69	$228	$401	$902
Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Example table, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 225% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio seeks to exceed the total return of the 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index (the “Specified Index”) by gaining equity exposure to S&P 500 Index stocks and MSCI Europe Australasia Far East (“EAFE”) Net Total Return USD Index stocks together with a portfolio of Fixed Income Instruments and related derivatives. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.
The Portfolio expects to use equity and other derivatives in addition to or in place of investments in stocks and/or equity-related underlying funds (such as exchange-traded funds) as part of an attempt to equal or exceed the daily performance of the Specified Index. The Portfolio may seek equity exposure through any of the foregoing instruments, without limitation, in PIMCO’s discretion. The Portfolio’s equity exposure will not be hedged into U.S. dollars. The Portfolio typically will seek to gain notional long exposure to its Specified Index in an amount, under normal circumstances, approximately equal to the Portfolio’s net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. Derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly.
Remaining Portfolio assets will consist primarily of Fixed Income Instruments and related derivatives. PIMCO actively manages the Fixed Income Instruments and related derivatives held by the Portfolio with a

PIMCO Equity Series VIT | Summary Prospectus

PIMCO StocksPLUS® Global Portfolio

view toward enhancing the Portfolio’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
The Specified Index is a blended index. The MSCI EAFE Net Total Return USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on an unhedged basis. The S&P 500 Index is a group of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Portfolio seeks to remain invested in equity derivatives, stocks and/or equity-related underlying funds even when the Specified Index is declining. The Portfolio may invest in equities or equity derivatives that do not comprise the Specified Index. The Portfolio is not based on and does not use any products or services from S&P Dow Jones Indices LLC (“SPDJI”), and is not affiliated or associated with, or sponsored, promoted or endorsed by, SPDJI, Standard & Poor’s Financial Services LLC, S&P Global or any of their parent, subsidiary, or affiliated companies. The Portfolio is not based on and does not use any products or services from MSCI, and is not affiliated or associated with, or sponsored, promoted or endorsed by, MSCI or any of its parent, subsidiary, or affiliated companies.
The Portfolio may invest, without limitation, in common stocks (including any equity-related underlying funds) and derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Portfolio’s prospectus or Statement of Additional Information. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio may also engage in financing transactions, such as reverse repurchase agreements and/or total return swaps. Assets not invested in equity securities (including any equity-related underlying funds) or equity derivatives will be primarily invested in Fixed Income Instruments and related derivatives. The Portfolio may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Portfolio may invest in mortgage-related securities rated below B). In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. With respect to the Portfolio’s fixed income investments, the Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. With respect to the Portfolio’s fixed income investments, the Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means that with respect to fixed income instruments, the Portfolio may invest, together with any other investments denominated in non-U.S. currencies, up to 30% of its total assets in such instruments). With respect to the Portfolio’s fixed income investments, the Portfolio will normally limit its net foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may also invest up to 10% of its total assets in preferred securities.
Principal Risks
It is possible to experience losses on an investment in the Portfolio. The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below:
Equity Risk: the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights
Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio's guidelines), which generally carry higher levels of the foregoing risks
Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion
Market Risk: the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a

2  Summary Prospectus | PIMCO Equity Series VIT

Summary Prospectus

variety of factors affecting securities markets generally or particular industries or sectors
Issuer Risk: the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services
Interest Rate Risk: the risk that fixed income securities and dividend-paying equity securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields
Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
Credit Risk: the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract or a repurchase agreement, a borrower of portfolio securities or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity
Currency Risk: the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies
Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings
Leveraging Risk: the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks
Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved
Collateralized Loan Obligations Risk:  the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO's manager may perform poorly
Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty

April 30, 2026 | SUMMARY PROSPECTUS  3

PIMCO StocksPLUS® Global Portfolio

resides with the Portfolio's clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance
Futures Contract Risk: the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, futures contracts may expose the Portfolio to leverage risk, liquidity risk, market volatility, and margin requirements
Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio
Exchange-Traded Fund Risk: the risk that an exchange-traded fund may not achieve its investment objective, among other reasons, because of regulatory restrictions, including, for example, exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Portfolio invested in the exchange-traded fund
Acquired Fund Risk: the risk that the Portfolio's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Portfolio to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their respective investment objectives. Investments in Acquired Funds that are exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread costs as well as the risks of the underlying securities they hold. In addition, the Portfolio's performance will be reduced by the Portfolio's proportionate amount of the expenses of any Acquired Funds in which it invests
Turnover Risk: the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance
Please see “Description of Principal Risks” in the Portfolio's prospectus for a more detailed description of the risks of investing in the Portfolio. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information shows summary performance information for the Portfolio in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio’s average annual returns compare with the returns of certain indexes. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the periods presented. Absent such fee waivers and/or expense limitations, if any, performance would have been lower. Performance shown does not reflect any charges or expenses imposed by an insurance company, and, if it did, performance shown would be lower. The bar chart and the table show performance of the Portfolio’s Institutional Class shares. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.
In addition to the Portfolio’s performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. It is not possible to invest directly in an unmanaged index. The Portfolio’s regulatory index is the MSCI World Index. The Portfolio’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across all 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country. The supplemental index shown is the 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index. The 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index is a blended index. The MSCI EAFE Net Total Return USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. dollars on an unhedged basis. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market.
Performance for the Portfolio is updated daily and monthly and may be obtained as follows: daily updates on the net asset value may be obtained by calling 1-888-87-PIMCO and monthly performance may be obtained at www.pimco.com/pvit.

4  Summary Prospectus | PIMCO Equity Series VIT

Summary Prospectus

 Calendar Year Total Returns — Institutional Class

Best Quarter	June 30, 2020	20.30%
Worst Quarter	March 31, 2020	-22.86%
Average Annual Total Returns (for periods ended 12/31/25)
	1 Year	5 Years	10 Years
Institutional Class Return	24.66%	11.14%	11.36%
MSCI World Index (reflects no deductions for fees, expenses or taxes)	21.09%	12.15%	12.17%
50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index (reflects no deductions for fees, expenses or taxes)	24.55%	11.76%	11.55%
Investment Adviser/Portfolio Managers

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Marc Seidner, Jerome Schneider, Bryan Tsu and Jing Yang. Mr. Seidner is CIO Non-traditional Strategies and Managing Director of PIMCO. Messrs. Schneider and Tsu and Ms. Yang are Managing Directors of PIMCO. Ms. Yang and Mr. Tsu have managed the Portfolio since July 2018, and Mr. Seidner has managed the Portfolio since February 2021. Mr. Schneider has managed the Portfolio since August 2025.
Purchase and Sale of Portfolio Shares
Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”) and other funds that serve as underlying investment options for Variable Contracts (i.e., variable insurance funds). Investors do not deal directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the Separate Account.
Tax Information
The shareholders of the Portfolio are the insurance companies offering the variable products or other variable insurance funds. Please refer to the prospectus for the Separate Account and the Variable Contract for information regarding the federal income tax treatment of distributions to the Separate Account.
Payments to Insurance Companies and Other Financial Intermediaries
The Portfolio and/or its related companies (including PIMCO) may pay the insurance company and other intermediaries for the sale of the Portfolio and/or other services. These payments may create a conflict of interest by influencing the insurance company or intermediary and your salesperson to recommend a Variable Contract and the Portfolio over another investment. Ask your insurance company or salesperson or visit your financial intermediary’s website for more information.

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